Intangible Assets - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	$ 21,550	$ 20,780
Changes during the period:
Translation differences	(1,268)	770
Balance	20,282	21,550
Aeronautics [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	5,142	4,958
Changes during the period:
Translation differences	(303)	184
Balance	4,839	5,142
Architecture [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	1,442	1,382
Changes during the period:
Translation differences	(85)	60
Balance	1,357	1,442
Automotive [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	9,079	8,764
Changes during the period:
Translation differences	(534)	315
Balance	8,545	9,079
Safety tech [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	5,887	5,676
Changes during the period:
Translation differences	(346)	211
Balance	$ 5,541	$ 5,887